TAX - The effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liability
Balance as of 1 January	$ 0.0
Deferred tax for the year	0.0		$ 0.1
Adjustments related to previous years	0.0	$ 0.0	$ (0.1)
Balance as of 31 December	$ 0.0	$ 0.0